Employee Retirement Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Plans Expenses
During 2013, 2012, and 2011, our retirement plans expenses were as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Defined benefit plans	$2,050	$1,804	$1,781
Defined contribution plan	3,163	2,210	2,386
Multiemployer pension and certain union plans	1,683	1,658	1,591
Total	$6,896	$5,672	$5,758

Reconciliation of Projected Benefit Obligation and Fair Value of Plan Assets
The reconciliation of the beginning and ending balances of the projected benefit obligation and the fair value of plan assets for the years ended December 31, 2013 and 2012, and the funded status of the plans at December 31, 2013 and 2012, is as follows:

	Year ended December 31,
	2013	2012
	(In thousands)
Change in Benefit Obligation:
Benefit obligation at beginning of the year	$15,882	$11,865
Service cost	1,771	1,409
Interest cost	545	513
Plan participants’ contributions	57	55
Plan amendments	(76)	—
Actuarial (gain)/loss	(1,395)	1,756
Benefits paid	(424)	(3)
Expenses paid	(31)	(33)
Exchange rate changes	680	320
Benefit obligation, end of year	17,009	15,882
Change in Plan Assets:
Fair value of plan assets at beginning of year	9,819	7,710
Actual return on plan assets	357	485
Employer contributions to plan	1,492	1,410
Plan participants’ contributions	57	55
Benefits paid	(424)	(3)
Expenses paid	(31)	(33)
Exchange rate changes	461	195
Fair value of plan assets, end of year	11,731	9,819
Funded status at end of year	$(5,278)	$(6,063)

Summary of Assumptions Used to Determine Benefit Obligations
A summary of our key actuarial assumptions used to determine benefit obligations as of December 31, 2013 and 2012 is as follows:

	Year ended December 31,
	2013	2012
Weighted average discount rate	3.79%	3.50%
Rate of compensation increase	3.87%	3.88%

Summary of Assumptions Used to Determine Net Periodic Benefit Cost
A summary of our key actuarial assumptions used to determine net periodic benefit cost for 2013, 2012, and 2011 is as follows:

	Year ended December 31,
	2013	2012	2011
Weighted average discount rate	3.50%	4.50%	4.75%
Expected return on assets	3.71%	3.85%	3.86%
Rate of compensation increase	3.88%	3.87%	3.88%

Schedule of Net Periodic Benefit Cost
The benefits under our Alpro defined benefit plans are based on years of service and employee compensation.

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Components of net periodic benefit cost:
Service cost	$452	$440	$904	$880
Interest cost	158	135	316	270
Expected return on plan assets	(117)	(88)	(234)	(176)
Amortization:
Prior service cost	3	4	6	8
Unrecognized net loss	1	18	2	36
Net periodic benefit cost	$497	$509	$994	$1,018

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Components of net periodic benefit cost:
Service cost	$1,771	$1,409	$1,311
Interest cost	545	513	523
Expected return on plan assets	(356)	(191)	(139)
Amortization:
Prior service cost	17	16	18
Unrecognized net loss	73	3	7
Net periodic benefit cost	$2,050	$1,750	$1,720

Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets
Pension plans with an accumulated benefit obligation in excess of plan assets are as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Projected benefit obligation	$3,601	$3,237	$2,147
Accumulated benefit obligation	3,206	2,822	1,794
Fair value of plan assets	1,902	1,463	746

Estimated Pension Plan Benefit Payments	Estimated pension plan benefit payments to our participants for the next ten years are as follows (in thousands):

2014	$750
2015	13
2016	12
2017	104
2018	902
Next five years	7,114

Reconciliation of Change in Fair Value Measurement of Defined Benefit Plans
A reconciliation of the change in the fair value measurement of the defined benefit plans’ consolidated assets using significant unobservable inputs (Level 3) during the years ended December 31, 2013 and 2012 is as follows:

Consolidated Assets
(In thousands)
Balance at January 1, 2012	$7,710
Actual return on plan assets:
Relating to instruments still held at reporting date	485
Purchases, sales and settlements (net)	1,624
Balance at December 31, 2012	9,819
Actual return on plan assets:
Relating to instruments still held at reporting date	357
Purchases, sales and settlements (net)	1,555
Balance at December 31, 2013	$11,731

Schedule of Information Regarding Participation in Multiemployer Pension Plans
The last column in the table lists the expiration date of the collective-bargaining agreement to which the plan is subject.

Pension fund	Employer identification number	Pension plan number	PPA Zone status		FIP/RP status pending/ implemented	Extended amortization provisions	Expiration date of associated collective- bargaining agreement
			2013	2012
Western Conference of Teamsters Pension Plan(1)	91-6145047	001	Green	Green	N/A	No	March 1, 2015— January 28, 2017
___________________________

(1)
We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2014 and 2016.

Schedule of Information Regarding Contribution in Multiemployer Pension Plans
Information regarding our contributions to our multiemployer pension plan is shown in the table below. There are no changes that materially affected the comparability of our contributions to the plan during the years ended December 31, 2013, 2012, and 2011 (in thousands).

	Employer identification number	Pension plan number	The WhiteWave Foods Company			Surcharge imposed
Pension fund			2013	2012	2011
Western Conference of Teamsters Pension Plan	91-6145047	001	$1,683	$1,658	$1,591	No